JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Austria — 0.1%
Raiffeisen Bank International AG	49	1,098
Brazil — 5.3%
B3 SA - Brasil Bolsa Balcao	3,849	7,305
Banco Bradesco SA (Preference)	555	1,151
Banco BTG Pactual SA	913	5,088
Banco do Brasil SA	887	4,205
BB Seguridade Participacoes SA	139	914
Centrais Eletricas Brasileiras SA	274	1,694
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115	1,855
Cia Energetica de Minas Gerais (Preference)	2,348	4,431
Gerdau SA (Preference)	1,785	5,247
Itau Unibanco Holding SA (Preference)	1,334	7,722
Itausa SA (Preference)	2,942	4,798
Localiza Rent a Car SA	485	2,554
Lojas Renner SA	659	1,543
MercadoLibre, Inc. *	—	750
NU Holdings Ltd., Class A *	817	10,822
Petroleo Brasileiro SA (Preference)	2,807	18,096
Porto Seguro SA	327	2,235
Raia Drogasil SA	1,058	3,876
Suzano SA	187	1,998
Telefonica Brasil SA	267	2,367
TIM SA, ADR	140	1,855
TOTVS SA	189	1,101
Vale SA, ADR	1,295	12,032
Vibra Energia SA	851	2,473
WEG SA	507	4,805
		110,917
Chile — 0.4%
Banco Santander Chile, ADR	306	6,248
Empresas Copec SA	167	1,114
		7,362
China — 28.2%
Agricultural Bank of China Ltd., Class H	2,278	1,255
Alibaba Group Holding Ltd.	4,916	60,297
Amoy Diagnostics Co. Ltd., Class A	193	552
Angel Yeast Co. Ltd., Class A	208	984
Anker Innovations Technology Co. Ltd., Class A	248	3,689
ANTA Sports Products Ltd.	434	4,617
Bank of China Ltd., Class H	8,677	4,489
BeiGene Ltd. *	76	1,316
BOE Technology Group Co. Ltd., Class A	1,598	975
BYD Co. Ltd., Class H	320	11,245
BYD Electronic International Co. Ltd.	105	573
China Construction Bank Corp., Class H	33,901	27,586
China Hongqiao Group Ltd.	706	1,187

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China International Capital Corp. Ltd., Class H (a)	643	1,071
China Life Insurance Co. Ltd., Class H	2,673	4,962
China Mengniu Dairy Co. Ltd.	1,855	3,719
China Merchants Bank Co. Ltd., Class A	291	1,624
China Merchants Bank Co. Ltd., Class H	2,161	11,888
China Oilfield Services Ltd., Class H	1,854	1,660
China Overseas Land & Investment Ltd.	1,027	1,637
China Pacific Insurance Group Co. Ltd., Class H	1,792	5,339
China Petroleum & Chemical Corp., Class H	4,542	2,484
China Resources Gas Group Ltd.	1,480	5,023
China Resources Land Ltd.	992	3,021
China Resources Mixc Lifestyle Services Ltd. (a)	1,007	3,813
China Resources Power Holdings Co. Ltd.	1,344	2,989
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	729	4,411
China Shenhua Energy Co. Ltd., Class H	315	1,272
China Yangtze Power Co. Ltd., Class A	1,421	5,609
CITIC Securities Co. Ltd., Class H	648	1,767
Contemporary Amperex Technology Co. Ltd., Class A	184	6,509
COSCO SHIPPING Holdings Co. Ltd., Class A	1,189	2,327
ENN Energy Holdings Ltd.	838	5,704
Flat Glass Group Co. Ltd., Class H (b)	689	1,020
Foxconn Industrial Internet Co. Ltd., Class A	344	1,013
Full Truck Alliance Co. Ltd., ADR	258	2,906
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,021	6,878
Ganfeng Lithium Group Co. Ltd. (a)	196	489
GF Securities Co. Ltd., Class H	1,433	1,944
Great Wall Motor Co. Ltd., Class H	608	994
H World Group Ltd., ADR	20	649
H World Group Ltd.	1,099	3,559
Haier Smart Home Co. Ltd., Class H	1,813	5,996
Haitian International Holdings Ltd.	368	978
Hongfa Technology Co. Ltd., Class A	654	3,086
Industrial & Commercial Bank of China Ltd., Class H	13,598	9,256
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,272	4,861
JD.com, Inc., Class A	827	16,826
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	508	3,106
Kanzhun Ltd., ADR *	138	1,992
KE Holdings, Inc., ADR	275	4,785
Kingdee International Software Group Co. Ltd. *	1,012	1,343
Kingsoft Corp. Ltd.	240	1,211
Kuaishou Technology * (a)	150	821
Kweichow Moutai Co. Ltd., Class A	40	7,904
Lenovo Group Ltd.	3,302	3,982
Luzhou Laojiao Co. Ltd., Class A	46	732
Meituan * (a)	1,597	30,393
Midea Group Co. Ltd., Class A	539	5,457
Minth Group Ltd. *	608	1,214

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Montage Technology Co. Ltd., Class A	292	2,724
NetEase, Inc.	812	16,685
Nongfu Spring Co. Ltd., Class H (a)	1,017	4,798
PDD Holdings, Inc., ADR *	191	21,429
PetroChina Co. Ltd., Class H	9,382	7,173
PICC Property & Casualty Co. Ltd., Class H	3,698	6,008
Ping An Insurance Group Co. of China Ltd., Class H	2,713	15,279
Postal Savings Bank of China Co. Ltd., Class H (a)	7,358	4,393
Sany Heavy Industry Co. Ltd., Class A	1,047	2,308
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	62	1,981
Shenzhou International Group Holdings Ltd.	356	2,683
Silergy Corp.	382	4,441
Sinopharm Group Co. Ltd., Class H	1,858	4,914
Sunny Optical Technology Group Co. Ltd.	642	5,777
Tencent Holdings Ltd.	1,819	95,697
Tencent Music Entertainment Group, ADR	207	2,475
Tianshan Aluminum Group Co. Ltd., Class A	2,825	3,551
Tingyi Cayman Islands Holding Corp.	1,052	1,604
Trip.com Group Ltd., ADR *	29	2,010
Trip.com Group Ltd. *	109	7,641
Wanhua Chemical Group Co. Ltd., Class A	153	1,438
Weichai Power Co. Ltd., Class H	1,782	3,101
Wuliangye Yibin Co. Ltd., Class A	56	973
Xiamen Faratronic Co. Ltd., Class A	58	978
Xiaomi Corp., Class B * (a)	3,952	19,808
Xinyi Solar Holdings Ltd.	2,188	902
XPeng, Inc., ADR *	117	1,773
XPeng, Inc., Class A *	583	4,432
Yum China Holdings, Inc.	199	9,060
Yum China Holdings, Inc.	33	1,509
YUNDA Holding Group Co. Ltd., Class A	948	977
Yunnan Yuntianhua Co. Ltd., Class A	342	1,079
Zhongji Innolight Co. Ltd., Class A	63	990
Zhuzhou CRRC Times Electric Co. Ltd., Class H	757	2,919
Zijin Mining Group Co. Ltd., Class H	4,344	8,212
ZTO Express Cayman, Inc.	111	2,118
		592,829
Colombia — 0.2%
Bancolombia SA, ADR	67	2,643
Ecopetrol SA, ADR (b)	209	1,938
		4,581
Czech Republic — 0.1%
Komercni Banka A/S	50	1,823
Greece — 0.9%
Alpha Services and Holdings SA	544	1,000
Eurobank Ergasias Services and Holdings SA	488	1,222

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Greece — continued
Hellenic Telecommunications Organization SA	320	4,842
Metlen Energy & Metals SA	46	1,654
National Bank of Greece SA	387	3,355
OPAP SA	150	2,568
Piraeus Financial Holdings SA	554	2,509
Public Power Corp. SA	80	1,086
		18,236
Hong Kong — 0.1%
Techtronic Industries Co. Ltd.	170	2,286
Hungary — 0.6%
MOL Hungarian Oil & Gas plc	235	1,714
OTP Bank Nyrt.	140	8,651
Richter Gedeon Nyrt.	117	3,034
		13,399
India — 17.6%
Apollo Hospitals Enterprise Ltd.	28	2,197
Asian Paints Ltd.	24	646
Axis Bank Ltd.	556	6,304
Bajaj Auto Ltd.	18	1,806
Bajaj Finance Ltd.	110	9,955
Bharat Electronics Ltd.	2,406	8,079
Bharat Petroleum Corp. Ltd.	357	1,071
Bharti Airtel Ltd.	606	11,334
Biocon Ltd.	244	1,018
Blue Star Ltd.	95	1,983
Britannia Industries Ltd.	92	5,448
CG Power & Industrial Solutions Ltd.	584	4,258
Cholamandalam Investment and Finance Co. Ltd.	243	3,593
Cipla Ltd.	120	2,041
Coforge Ltd.	12	1,130
Colgate-Palmolive India Ltd.	64	2,091
Computer Age Management Services Ltd.	46	1,893
Crompton Greaves Consumer Electricals Ltd.	423	1,673
Cummins India Ltd.	38	1,264
Dixon Technologies India Ltd. (a)	6	965
DLF Ltd.	101	863
Dr Reddy's Laboratories Ltd.	485	6,810
Eicher Motors Ltd.	57	3,407
Embassy Office Parks, REIT	230	981
GAIL India Ltd.	1,423	2,892
Godrej Properties Ltd. *	23	620
Havells India Ltd.	213	3,842
HCL Technologies Ltd.	259	5,140
HDFC Asset Management Co. Ltd. (a)	44	1,971
HDFC Bank Ltd.	1,722	33,713
HDFC Life Insurance Co. Ltd. (a)	143	1,051

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Hindalco Industries Ltd.	879	6,001
Hindustan Aeronautics Ltd. (a)	128	5,771
Hindustan Petroleum Corp. Ltd.	332	1,371
Hindustan Unilever Ltd.	251	7,149
ICICI Bank Ltd.	1,650	23,742
ICICI Lombard General Insurance Co. Ltd. (a)	77	1,655
Indus Towers Ltd. *	500	1,997
Info Edge India Ltd.	21	1,895
Infosys Ltd., ADR (b)	1,090	23,917
InterGlobe Aviation Ltd. * (a)	28	1,405
ITC Hotels Ltd. *	171	321
ITC Ltd.	1,671	8,608
Kotak Mahindra Bank Ltd.	532	11,636
Larsen & Toubro Ltd.	101	4,133
Lupin Ltd.	52	1,238
Mahindra & Mahindra Ltd.	392	13,461
MakeMyTrip Ltd. *	16	1,775
Maruti Suzuki India Ltd.	60	8,450
Max Healthcare Institute Ltd.	263	3,205
Metropolis Healthcare Ltd. * (a)	42	875
NMDC Ltd.	3,156	2,396
NTPC Ltd.	1,737	6,469
Oil & Natural Gas Corp. Ltd.	533	1,607
Page Industries Ltd.	3	1,611
Petronet LNG Ltd.	802	2,916
Power Finance Corp. Ltd.	572	2,775
Power Grid Corp. of India Ltd.	810	2,813
Praj Industries Ltd.	161	1,171
REC Ltd.	639	3,295
Reliance Industries Ltd.	1,894	27,567
Shriram Finance Ltd.	694	4,344
State Bank of India	118	1,045
Sun Pharmaceutical Industries Ltd.	50	1,009
Supreme Industries Ltd.	41	1,862
Syngene International Ltd. (a)	245	2,109
Tata Consultancy Services Ltd.	351	16,629
Tata Motors Ltd.	903	7,427
Tata Power Co. Ltd. (The)	399	1,672
Tata Steel Ltd.	2,845	4,396
Tech Mahindra Ltd.	113	2,172
Tube Investments of India Ltd.	27	1,031
UltraTech Cement Ltd.	52	6,840
Varun Beverages Ltd.	144	892
Vedanta Ltd.	398	2,019
Voltas Ltd.	106	1,542

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
WNS Holdings Ltd. *	31	1,899
Zomato Ltd. *	825	2,090
		370,242
Indonesia — 1.6%
Bank Central Asia Tbk. PT	22,804	13,173
Bank Mandiri Persero Tbk. PT	13,595	4,995
Bank Rakyat Indonesia Persero Tbk. PT	28,063	7,247
Telkom Indonesia Persero Tbk. PT	30,904	4,977
United Tractors Tbk. PT	2,800	4,274
		34,666
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	21	2,047
Kuwait — 0.1%
National Bank of Kuwait SAKP	743	2,321
Malaysia — 0.8%
CIMB Group Holdings Bhd.	4,582	8,226
Petronas Chemicals Group Bhd.	2,084	2,172
Public Bank Bhd.	2,776	2,681
Telekom Malaysia Bhd.	2,377	3,510
Tenaga Nasional Bhd.	304	927
		17,516
Mexico — 2.6%
Alsea SAB de CV	614	1,310
America Movil SAB de CV	5,740	4,031
Arca Continental SAB de CV	371	3,378
Cemex SAB de CV, ADR	338	2,005
Cemex SAB de CV	9,052	5,347
Coca-Cola Femsa SAB de CV	203	1,587
Fomento Economico Mexicano SAB de CV	298	2,540
Grupo Aeroportuario del Sureste SAB de CV, Class B	177	4,812
Grupo Financiero Banorte SAB de CV, Class O	1,318	9,150
Grupo Mexico SAB de CV	1,640	8,006
Kimberly-Clark de Mexico SAB de CV, Class A	1,293	1,928
Regional SAB de CV	345	2,248
Southern Copper Corp.	6	515
Wal-Mart de Mexico SAB de CV	2,811	7,321
		54,178
Panama — 0.1%
Copa Holdings SA, Class A	19	1,762
Peru — 0.4%
Credicorp Ltd.	51	9,264
Philippines — 0.3%
Ayala Land, Inc.	3,752	1,428

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Philippines — continued
Bank of the Philippine Islands	973	1,935
BDO Unibank, Inc.	1,498	3,531
		6,894
Poland — 0.6%
Bank Polska Kasa Opieki SA	22	856
Dino Polska SA * (a)	44	4,924
Powszechna Kasa Oszczednosci Bank Polski SA	204	3,351
Powszechny Zaklad Ubezpieczen SA	302	3,702
		12,833
Qatar — 0.5%
Qatar National Bank QPSC	2,078	9,528
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	—
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡ *	4,097	—
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	—
Novatek PJSC ‡	165	—
Rosneft Oil Co. PJSC ‡	833	—
Sberbank of Russia PJSC ‡	3,172	—
Severstal PAO, GDR ‡ * (a)	329	—
		—
Saudi Arabia — 3.7%
Al Rajhi Bank	737	19,427
Alinma Bank	833	6,624
Almarai Co. JSC	78	1,224
Etihad Etisalat Co.	369	5,702
Mouwasat Medical Services Co.	30	737
SABIC Agri-Nutrients Co.	60	1,853
Saudi Arabian Oil Co. (a)	1,870	13,836
Saudi Aramco Base Oil Co.	34	1,023
Saudi Awwal Bank	203	1,949
Saudi Basic Industries Corp.	231	4,123
Saudi National Bank (The)	1,281	11,667
Saudi Telecom Co.	807	9,353
		77,518
South Africa — 2.5%
Absa Group Ltd.	415	4,127
Aspen Pharmacare Holdings Ltd.	83	790
Bid Corp. Ltd.	250	6,368
Bidvest Group Ltd.	374	5,108
Capitec Bank Holdings Ltd.	23	3,734
Clicks Group Ltd.	221	4,250
Discovery Ltd.	82	792
FirstRand Ltd.	1,397	5,684
Gold Fields Ltd.	333	5,682

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — continued
Harmony Gold Mining Co. Ltd.	216	2,458
Naspers Ltd., Class N	34	7,186
Shoprite Holdings Ltd.	280	4,270
Standard Bank Group Ltd.	91	1,063
		51,512
South Korea — 9.9%
Celltrion, Inc.	11	1,399
Coway Co. Ltd. *	21	1,121
Hana Financial Group, Inc.	199	8,244
Hankook Tire & Technology Co. Ltd. *	63	1,758
Hanwha Aerospace Co. Ltd. *	21	5,841
HD Hyundai Electric Co. Ltd.	7	2,080
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	17	2,635
HL Mando Co. Ltd. *	47	1,417
Hugel, Inc. *	13	2,081
Hyundai Glovis Co. Ltd.	71	7,237
Hyundai Mobis Co. Ltd.	36	6,452
Hyundai Motor Co.	63	8,874
JB Financial Group Co. Ltd.	190	2,579
KakaoBank Corp. *	240	3,479
KB Financial Group, Inc.	9	554
Kia Corp.	119	8,320
KIWOOM Securities Co. Ltd.	26	2,224
Korea Aerospace Industries Ltd. *	74	2,713
Korea Investment Holdings Co. Ltd. *	19	1,011
Korean Air Lines Co. Ltd. *	160	2,719
KT Corp.	16	536
Kumho Petrochemical Co. Ltd. *	13	938
LG Chem Ltd. *	21	3,376
LG Energy Solution Ltd. *	2	596
NAVER Corp. *	77	11,354
POSCO Holdings, Inc.	9	1,532
Samsung Biologics Co. Ltd. * (a)	7	5,462
Samsung C&T Corp.	43	3,509
Samsung E&A Co. Ltd.	137	1,693
Samsung Electro-Mechanics Co. Ltd.	7	641
Samsung Electronics Co. Ltd.	1,579	56,388
Samsung Fire & Marine Insurance Co. Ltd.	18	4,601
Samsung Heavy Industries Co. Ltd. *	291	2,588
Samsung Life Insurance Co. Ltd. *	47	2,901
Samsung Securities Co. Ltd.	31	963
Shinhan Financial Group Co. Ltd.	118	4,102
SK Hynix, Inc.	170	22,892
SK Telecom Co. Ltd.	148	5,639

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
SM Entertainment Co. Ltd. *	34	1,928
S-Oil Corp.	76	3,168
		207,545
Taiwan — 19.1%
Accton Technology Corp.	227	5,221
Advantech Co. Ltd.	236	2,702
ASE Technology Holding Co. Ltd.	1,238	6,426
Asia Cement Corp.	747	930
Asia Vital Components Co. Ltd.	58	977
Asustek Computer, Inc.	236	4,291
Cathay Financial Holding Co. Ltd.	1,856	3,742
Chailease Holding Co. Ltd.	834	2,909
Chunghwa Telecom Co. Ltd.	690	2,635
CTBC Financial Holding Co. Ltd.	8,195	9,754
Delta Electronics, Inc.	660	8,606
E.Sun Financial Holding Co. Ltd.	7,703	6,496
Eclat Textile Co. Ltd.	129	2,055
eMemory Technology, Inc.	26	2,584
Eva Airways Corp.	2,013	2,902
Evergreen Marine Corp. Taiwan Ltd.	825	5,118
Fubon Financial Holding Co. Ltd.	3,280	9,187
Hon Hai Precision Industry Co. Ltd.	2,431	12,981
KGI Financial Holding Co. Ltd.	4,109	2,148
Largan Precision Co. Ltd.	91	7,520
MediaTek, Inc.	313	13,541
Mega Financial Holding Co. Ltd.	1,870	2,200
Nan Ya Plastics Corp.	669	654
Nien Made Enterprise Co. Ltd.	304	3,991
Pegatron Corp.	347	1,010
Pou Chen Corp.	1,968	2,183
President Chain Store Corp.	451	3,559
Quanta Computer, Inc.	1,368	10,844
Realtek Semiconductor Corp.	378	6,226
Taiwan Mobile Co. Ltd.	1,483	4,979
Taiwan Semiconductor Manufacturing Co. Ltd.	6,877	229,510
Tong Yang Industry Co. Ltd.	243	794
Uni-President Enterprises Corp.	2,765	6,565
Wistron Corp.	901	2,956
Wiwynn Corp.	68	4,469
Yuanta Financial Holding Co. Ltd.	8,406	8,841
		401,506
Thailand — 1.0%
Bangkok Dusit Medical Services PCL, Class F	8,120	5,666
CP ALL PCL	2,278	3,518
Krung Thai Bank PCL, NVDR	3,097	2,101
PTT Exploration & Production PCL	1,324	4,979

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Thailand — continued
PTT Global Chemical PCL	2,165	1,375
PTT PCL	2,201	2,054
SCB X PCL	613	2,272
		21,965
Turkey — 0.9%
BIM Birlesik Magazalar A/S	438	6,722
Ford Otomotiv Sanayi A/S	53	1,388
KOC Holding A/S	737	3,496
Turk Hava Yollari AO *	507	4,474
Turkcell Iletisim Hizmetleri A/S	370	1,112
Turkiye Petrol Rafinerileri A/S	355	1,395
Yapi ve Kredi Bankasi A/S	1,362	1,166
		19,753
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	1,301	4,240
Aldar Properties PJSC	1,340	2,789
Dubai Islamic Bank PJSC	2,163	4,525
Emaar Properties PJSC	3,164	11,612
Emirates NBD Bank PJSC	878	4,982
Emirates Telecommunications Group Co. PJSC	864	4,023
		32,171
United Kingdom — 0.2%
Anglogold Ashanti plc	166	4,996
United States — 0.3%
ExlService Holdings, Inc. *	58	2,901
Genpact Ltd.	40	1,942
Globant SA *	6	1,399
		6,242
Total Common Stocks (Cost $1,815,205)		2,096,990
Short-Term Investments — 1.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (d) (e) (Cost $4,480)	4,478	4,480
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (d) (e)(Cost $19,929)	19,929	19,929
Total Short-Term Investments (Cost $24,409)		24,409

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.9% (Cost $1,839,614)		2,121,399
Liabilities in Excess of Other Assets — (0.9)%		(18,891)
NET ASSETS — 100.0%		2,102,508

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $19,518.
(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.8%
Semiconductors & Semiconductor Equipment	13.7
Interactive Media & Services	5.3
Technology Hardware, Storage & Peripherals	5.2
Broadline Retail	5.0
Oil, Gas & Consumable Fuels	4.6
Automobiles	3.4
Metals & Mining	3.2
Insurance	3.0
Hotels, Restaurants & Leisure	3.0
IT Services	2.4
Consumer Staples Distribution & Retail	2.1
Electronic Equipment, Instruments & Components	1.8
Wireless Telecommunication Services	1.6
Diversified Telecommunication Services	1.6
Real Estate Management & Development	1.4
Electrical Equipment	1.2
Food Products	1.2
Financial Services	1.1
Capital Markets	1.1
Beverages	1.1
Pharmaceuticals	1.1
Aerospace & Defense	1.1
Entertainment	1.1
Chemicals	1.0
Others (each less than 1.0%)	13.7
Short-Term Investments	1.2
Futures contracts outstanding as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	117	03/21/2025	USD	6,379	77

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$1,098	$—	$1,098
Brazil	110,917	—	—	110,917
Chile	7,362	—	—	7,362
China	51,429	541,400	—	592,829
Colombia	4,581	—	—	4,581
Czech Republic	—	1,823	—	1,823
Greece	—	18,236	—	18,236
Hong Kong	—	2,286	—	2,286
Hungary	—	13,399	—	13,399
India	28,804	341,438	—	370,242
Indonesia	4,274	30,392	—	34,666
Kazakhstan	2,047	—	—	2,047
Kuwait	—	2,321	—	2,321
Malaysia	—	17,516	—	17,516
Mexico	54,178	—	—	54,178
Panama	1,762	—	—	1,762
Peru	9,264	—	—	9,264
Philippines	5,466	1,428	—	6,894
Poland	4,924	7,909	—	12,833
Qatar	—	9,528	—	9,528
Russia	—	—	—(a )	—(a )
Saudi Arabia	9,825	67,693	—	77,518
South Africa	17,390	34,122	—	51,512
South Korea	—	207,545	—	207,545
Taiwan	—	401,506	—	401,506
Thailand	9,184	12,781	—	21,965
Turkey	8,110	11,643	—	19,753
United Arab Emirates	9,005	23,166	—	32,171
United Kingdom	—	4,996	—	4,996
United States	6,242	—	—	6,242
Total Common Stocks	344,764	1,752,226	— (a)	2,096,990
Short-Term Investments
Investment Companies	4,480	—	—	4,480
Investment of Cash Collateral from Securities Loaned	19,929	—	—	19,929
Total Short-Term Investments	24,409	—	—	24,409
Total Investments in Securities	$369,173	$1,752,226	$— (a)	$2,121,399
Appreciation in Other Financial Instruments
Futures Contracts	$77	$—	$—	$77

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	$47,163	$137,295	$179,976	$(6)	$4	$4,480	4,478	$136	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	25,964	40,924	46,959	—	—	19,929	19,929	196	—
Total	$73,127	$178,219	$226,935	$(6)	$4	$24,409		$332	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.